Short-Term Investments (Details) - Schedule of Short-Term Investment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Short Term Investment [Abstract]
Wealth management products, cost	$ 12,394,541	$ 10,830,482
Structured deposits		724,932
Add: Accrued interest receivable	394,088	144,986
Total short-term investments	$ 12,788,629	$ 11,700,400